Long-term debt (Schedule of Repayments of Long-Term Debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Year ending December 31, 2019	$ 81
2020	4,286
2021	90
2022	78
2023	31
Balance - Beginning of year	6,537	$ 6,149
Borrowings, net of $nil (2017 - $nil) allocated to government assistance	300
Accreted interest	1,385	966
Revaluation of long-term debt		(506)
Repayment of debt	(72)	(72)
Balance - End of year	8,150	6,537
Less: Current portion	81	61
Non-current portion	8,069	6,476
Debt issue costs